Schedule of Equity Interest Held in Capital of Company's Subsidiaries - Companies Related to Continuing Operations (Detail) - Continuing Operations	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Oi Holanda
Core business	Raising funds in the international market
Home country	The Netherlands
Direct	100.00%	100.00%
Portugal Telecom International Finance B.V
Core business	Raising funds in the international market
Home country	The Netherlands
Direct	100.00%	100.00%
CVTEL, BV
Core business	Investment management
Home country	The Netherlands
Direct	100.00%	100.00%
Carrigans Finance S.a.r.l.
Core business	Investment management
Home country	Luxembourg
Direct	100.00%	100.00%
Copart 5
Core business	Property investments
Home country	Brazil
Direct	100.00%	100.00%
Rio Alto
Core business	Receivables portfolio management and interests in other entities
Home country	Brazil
Direct	100.00%	100.00%
Oi Servicos Financeiros
Core business	Financial services
Home country	Brazil
Direct	99.87%	99.87%
Indirect	0.13%	0.13%
Bryophyta SP Participacoes Ltda.
Core business	Property investments
Home country	Brazil
Direct	99.80%	99.80%
Indirect	0.20%	0.20%
Telemar
Core business	Fixed telephony - Region I
Home country	Brazil
Direct	100.00%	100.00%
Oi Movel
Core business	Mobile telephony - Regions I, II, and III
Home country	Brazil
Indirect	100.00%	100.00%
Paggo Empreendimentos S.A.
Core business	Payment and credit systems
Home country	Brazil
Indirect	100.00%	100.00%
Paggo Acquirer Gestao de Meios de Pagamentos Ltda.
Core business	Payment and credit systems
Home country	Brazil
Indirect	100.00%	100.00%
Paggo Administradora
Core business	Payment and credit systems
Home country	Brazil
Indirect	100.00%	100.00%
Serede
Core business	Network services
Home country	Brazil
Direct	17.51%	18.57%
Indirect	82.49%	81.43%
BrT Multimidia
Core business	Data traffic
Home country	Brazil
Indirect	100.00%	100.00%
Copart 4
Core business	Property investments
Home country	Brazil
Indirect	100.00%	100.00%
Dommo Empreendimentos Imobiliarios Ltda.
Core business	Purchase and sale of real estate
Home country	Brazil
Indirect	100.00%	100.00%
BrT Call Center
Core business	Call center and telemarketing services
Home country	Brazil
Indirect	100.00%	100.00%
BrT Card
Core business	Financial services
Home country	Brazil
Indirect	100.00%	100.00%
Pointer
Core business	Wi-Fi internet
Home country	Brazil
Indirect	100.00%	100.00%
Pointer Peru S.A.C
Core business	Wi-Fi internet
Home country	Peru
Indirect	100.00%	100.00%
VEX Venezuela C.A
Core business	Wi-Fi internet
Home country	Venezuela
Indirect	100.00%	100.00%
VEX USA Inc.
Core business	Wi-Fi internet
Home country	United States of America
Indirect	100.00%	100.00%
VEX Ukraine LLC
Core business	Wi-Fi internet
Home country	Ukraine
Indirect	40.00%	40.00%